As filed with the Securities and Exchange Commission on December 7, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

811-21265
Investment Company Act file number

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30

Date of reporting period: 09/30/05

Item 1. Report to Stockholders.

Intrepid Capital Fund
Annual Report
September 30, 2005

Intrepid Capital Fund

October 25, 2005

Dear Fellow Shareholders,

The Intrepid Capital Fund has successfully completed its first nine months and fiscal year, which ended on September 30, 2005. The Fund ended the fiscal year at an N.A.V. (Net Asset Value) of $9.76. Please keep in mind our dividend policy of distributing quarterly all realized gains, dividends and interest collected. The late June and late September dividends make up $0.07 of the decline in the above N.A.V. from the $10.00 N.A.V. at inception.

The Fund was up .98% in the last 6 months (since our last correspondence) but down -1.74% since the inception date on January 3, 2005. The negative performance of the Fund was largely the result of the performance of the initial investments made by the Fund during the first 10 days in January as the Fund was unable to achieve a normal level of diversification during the start up period. The Fund has been playing catch up since that time.

Our holdings are not without controversy, which in our view creates opportunities. The contrarian nature of our process leads us to investments that often have negative press. Current examples include Merck & Co., Inc., Adelphia Communications Corp. and Calpine Corp.

Intrepid Capital Fund

Merck & Co., Inc. is currently suffering from the litigation barrage it faces after pulling the painkiller, Vioxx off the market. Seldom has one had the opportunity to buy a company of this quality at a little over 10 times earnings with a 5%+ dividend.

Adelphia Communications Corp. bonds may be one of the major beneficiaries of the resolution of the bankruptcy which was declared in June 2002. The cable business was bought for $17.6 billion dollars by a consortium of Time Warner and Comcast. Earlier in the year it was thought that the transaction to convert our bond investment into shares of Time Warner and Comcast would be completed this quarter. However, the different groups and their legal teams are still squabbling and a resolution is hoped for by next summer. This has resulted in a year to date loss in this position.

Calpine Corp. is in the business of producing electricity largely through the burning of natural gas. Natural gas prices have spiked to historic highs, leaving Calpine Corp. not as profitable as hoped. The company suffers under a large and heavy debt burden of over $17 billion as well. The good news for us is our maturity is 6 months away, and hopefully will be repaid before the lions share of debt is due in two years.

The Fund did have one partial liquidation in Tidewater (TDW). As energy prices rose to over $70.00/barrel, this oil service business reached our appraised value and we sold one half of our shares. We also added shares of Alberto Culver (ACV) to our holdings. I like what I feel is the boring predictability of the hair care business and the attractive price (not to mention the Vo5 girl). The Fund ended the fiscal year with 40 holdings split 64% in stock, 23% in high yield corporate bonds, and the balance in treasuries and money markets (cash).

I wish in my role as portfolio manager I could deliver 10% annualized returns without any risk or fluctuations in portfolio value. Imagine how nice it would be to clip off like a coupon every quarter a 2.5% return. Alas, (as they say in my children’s fairy tales) it is not to be. In now over 20 years in this business, I have come to take comfort in my discomfort.

I am comfortable however with the investment process and discipline we have employed for the last decade, in running separate accounts similar to the Intrepid Capital Fund. We believe our process leads to a portfolio that should deliver over time attractive risk-adjusted results.

The Fund is considered “concentrated” in that frequently the top 10 positions will be greater than 40% of the Fund. This allows the investment team to focus on our best ideas and to hopefully minimize the frequency of transactions. This should lead to lower commission costs.

Intrepid Capital Fund

	Top Ten Holdings as of September 30, 2005
1.	Mylan Laboratories (MYL)	3.54%
2.	Merck & Co., Inc. (MRK)	3.26%
3.	Grolsch NV (GROLC)	3.26%
4.	Limited Brands (LTD)	3.10%
5.	Horace Mann Educators Corp. (HMN)	3.07%
6.	Oil-Dri Corporation of America (ODC)	2.97%
7.	The Walt Disney Co. (DIS)	2.89%
8.	Berkshire Hathaway, Inc. (BRK/B)	2.82%
9.	Tellabs, Inc. (TLAB)	2.78%
10.	Health Management Assoc, Inc (HMA)	2.77%

For some of you that may not be aware we have added an additional no load fund choice, The Intrepid Small Cap Fund. This Fund will concentrate on equity holdings of businesses with less than $2 billion in market capitalization. This fund endeavors to generate attractive results from smaller company shares, while controlling risk. Our website www.IntrepidCapitalFunds.com has recently been upgraded to accommodate the addition of this new fund, as well as provide shareholders the ability to track their holdings. In addition, we will also have a money market option available in early November.

Thank you for entrusting your hard earned money to Intrepid Capital. We will work hard to justify your trust. If there is anything we can do to serve you better, please give us a call at 1-866-996-FUND.

Best regards,

Mark F. Travis
President/C.E.O.

Past performance is no guarantee of future results.
Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.
The Fund is subject to special risks including volatility due to investments in small- and mid-cap stocks, high yield securities and is considered non-diversified as a result of limiting its holdings to a relatively small number of positions.
Must be preceded or accompanied by a current prospectus.
While the fund is no-load, management and other expenses still apply.
Fund holdings are subject to change and are not recommendations to buy or sell any security.
Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.
Distributed by Quasar Distributors, LLC. 11/05

Intrepid Capital Fund

EXPENSE EXAMPLE
September 30, 2005 (Unaudited)

   As a shareholder of the Intrepid Capital Fund (the “Fund”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2005 - September 30, 2005).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. To the extent that the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying fund are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Intrepid Capital Fund

EXPENSE EXAMPLE (Continued)
September 30, 2005 (Unaudited)

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2005 -
	April 1, 2005	September 30, 2005	September 30, 2005
Actual	$1,000.00	$1,009.80	$9.82
Hypothetical (5% return
before expenses)	1,000.00	1,015.29	9.85
* Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the period.

                                                                                                   Intrepid Capital Fund

This chart assumes an initial gross investment of $10,000 made on January 3, 2005 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 INDEX - A capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

RUSSELL 2000 TOTAL RETURN INDEX - An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the Russell 3000 Index.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX - Merrill Lynch’s broadest high yield index, and as such is comparable with the broad indices published by other investment banks. The index return is found in the Wall Street Journal, making it very transparent for shareholders to compare the Fund to on a daily basis.

Total Returns (for periods ended September 30, 2005)
				Since
	1 month	3 month	6 month	Inception
Intrepid Capital Fund	-0.75%	0.47%	0.98%	-1.74%
S&P 500 Index	0.81%	3.60%	5.02%	3.61%
Russell 2000 Index	0.31%	4.69%	9.21%	5.17%
Merrill Lynch U.S. High
Yield Master II Index	-1.00%	0.92%	3.56%	1.90%

Intrepid Capital Fund

ALLOCATION OF PORTFOLIO HOLDINGS
September 30, 2005 (Unaudited)

COMPONENTS OF PORTFOLIO HOLDINGS
Common Stock	$16,933,941	64%
Corporate Bonds	6,202,209	23%
Short-Term Investments	3,345,004	13%
Total	$26,481,154	100%

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS
 September 30, 2005

	Number of	Market
	Shares	Value
COMMON STOCKS - 63.70%
Auto Components - 1.43%
Bandag, Inc	10,215	$379,079

Beverages - 5.95%
The Coca-Cola Co	16,530	713,931
Grolsch NV (b)	31,510	866,539
		1,580,470
Capital Markets - 2.48%
SEI Investments Co.	17,545	659,341

Chemicals - 2.10%
Stepan Co.	22,320	559,339

Commercial Services & Supplies - 4.79%
Cintas Corp.	15,430	633,401
The ServiceMaster Co.	47,275	640,104
		1,273,505
Communications Equipment - 2.78%
Tellabs, Inc. (a)	70,245	738,977

Energy Equipment & Services - 1.59%
Tidewater, Inc.	8,700	423,429

Food Products - 2.72%
Sara Lee Corp.	38,120	722,374

Gas Utilities - 2.02%
Cascade Natural Gas Corp.	24,625	536,086

Health Care Providers & Services - 2.77%
Health Management Associates, Inc.	31,365	736,136

Household Products - 2.97%
Oil-Dri Corporation of America	45,240	790,343

Insurance - 11.68%
Berkshire Hathaway, Inc. (a)	275	751,025
Horace Mann Educators Corp.	41,275	816,419
PXRE Group Ltd.	16,600	223,436

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005

	Number of	Market
	Shares	Value
Common Stocks-63.70% (continued)
Insurance-11.68% (continued)
The St. Paul Travelers Companies Inc.	15,125	$678,659
XL Capital Ltd.	9,360	636,761
		3,106,300
IT Services-2.04%
Automatic Data Processing, Inc.	12,615	542,950

Media-2.89%
The Walt Disney Co.	31,820	767,817

Personal Products-2.59%
Alberto-Culver Co.	15,400	689,150

Pharmaceuticals-6.81%
Merck & Co., Inc.	31,870	867,183
Mylan Laboratories	48,940	942,584
		1,809,767
Road & Rail-1.12%
Covenant Transport, Inc. (a)	24,550	297,055

Specialty Retail-3.10%
Limited Brands	40,345	824,248

Wireless Telecommunication Services-1.87%
Telephone & Data Systems, Inc.-Special Shares	6,500	244,075
Telephone & Data Systems, Inc.	6,500	253,500
		497,575
TOTAL COMMON STOCKS
(Cost $16, 755, 143)		16,933,941

Principal
Amount
CORPORATE BONDS - 23.33%
Cable and Other Pay Television Services - 1.57%
Mediacom LLC/Mediacom Capital Corp., 9.500%,
01/15/2013 (callable at $104.75 on 01/15/2006)	$ 420,000	418,950

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
 September 30, 2005

	Principal	Market
	Amount	Value
CORPORATE BONDS - 23.33% (continued)
Diversified Financial Services - 2.10%
General Motors Acceptance Corporation,
5.625%, 05/15/2009610,000	$ 610,000	$ 559,672

Electronic Equipment & Instruments - 1.51%
Itron, Inc., 7.750%, 05/15/2012	385,000	400,400

Health Care Providers & Services - 2.19%
Tenet Healthcare Corp., 6.500%, 06/01/2012	620,000	581,250

Hotels Restaurants & Leisure - 1.05%
Bally Total Fitness Holding Corp., 10.500%,
07/15/2011 (callable at $105.25 on 07/15/2007)	275,000	279,125

Media - 2.26%
Adelphia Communications Corp.,
9.875%, 03/01/2007	800,000	600,000

Multi-Utilities & Unregulated Power - 0.91%
Calpine Corp., 7.625%, 04/15/2006	275,000	243,375

Operators of Nonresidential Buildings - 2.46%
American Real Estate Partners, 7.125%,
02/15/2013 (callable at $103.56 on 02/15/2009;
Acquired 02/15/2013, Cost $654,855) (c)	650,000	653,250

Paper & Forest Products - 2.43%
Appleton Papers, Inc., 8.125%, 06/15/2011	655,000	645,175

Printing, Publishing and Allied Industries - 1.21%
Houghton Mifflin Co., 11.500%,
10/15/2013 (callable at $105.75 on 10/15/2008)	425,000	323,000

Small Arms Ammunition - 1.08%
Remington Arms Inc., 10.500%,
02/01/2011 (callable at $105.25 on 02/01/2007)	300,000	286,500

Specialty Retail - 2.38%
Payless Shoesource, Inc., 8.250%, 08/01/2013	615,000	631,912

See notes to financial statements.

Intrepid Capital Fund

SCHEDULE OF INVESTMENTS (continued)
 September 30, 2005

	Principal	Market
	Amount	Value
CORPORATE BONDS - 23.33% (continued)
Transportation Equipment - 2.18%
Cooper-standard Automotive, Inc.,
7.000%, 12/15/2012	$ 630,000	$ 579,600
TOTAL CORPORATE BONDS
(Cost $6,377,017)		6,202,209

SHORT-TERM INVESTMENTS - 12.58%
U.S. Treasury Bill - 8.98%
3.060%, 11/10/2005	1,000,000	996,760
3.060%, 12/08/2005	1,400,000	1,392,113
		2,388,873

	Number of
	Shares
Money Market Fund - 3.60%
SEI Daily Income Trust Treasury Fund	956,131	956,131
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,345,004)		3,345,004
Total Investments - 99.61%
(Cost $26,477,164)		26,481,154
Other Assets in Excess of Liabilities - 0.39%		104,500
TOTAL NET ASSETS - 100.00%		$26,585,654

(a) Non income producing.
(b) Foreign issued security.
(c) Security sold within the terms of a private placement memorandum exempt from registration under section 144a of the Securities Act of 1933, as amended and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines reviewed by the Board of Trustees

See notes to financial statements.

Intrepid Capital Fund

STATEMENT OF ASSETS AND LIABILITIES
 September 30, 2005

ASSETS:
Investments, at market value (cost $26,477,164)	$26,481,154
Cash	4,680
Income receivable	150,800
Receivable for fund shares sold	100
Receivable from Adviser	2,794
Other assets	16,476
Total assets	26,656,004

LIABILITIES:
Payable for fund shares redeemed	6,759
Accrued expenses	63,591
Total liabilities	70,350
Total net assets	$26,585,654

NET ASSETS CONSIST OF:
Capital stock	$26,317,288
Accumulated undistributed net investment income	628
Accumulated undistributed net realized gain on investments	263,748
Unrealized appreciation on investments	3,990
Total net assets	$26,585,654

Shares outstanding (unlimited shares of no par value authorized)	2,723,147
Net asset value, offering and redemption price per share	$ 9.76

See notes to financial statements.

Intrepid Capital Fund

STATEMENT OF OPERATIONS
For the period January 3, 2005(1) through September 30, 2005

INVESTMENT INCOME:
Dividend income (net of withholding tax of $2,474)	$140,897
Interest income	253,697
Total investment income	394,594

EXPENSES:
Advisory fees	114,993
Shareholder servicing fees and expenses	51,132
Professional fees	49,999
Administration fees	30,528
Distribution (12b-1) fees	28,748
Fund accounting fees	24,009
Federal and state registration	16,119
Trustees fees and expenses	11,106
Insurance	9,341
Reports to shareholders	8,239
Custody fees	8,004
Miscellaneous	1,531
Total expenses before Adviser reimbursement	353,749
Less fees and expenses reimbursed and waived by Adviser	(129,513)
Net expenses	224,236
Net investment income	170,358

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	263,748
Net change in unrealized appreciation on investments	3,990
Net realized and unrealized gain on investments	267,738
Net increase in net assets resulting from operations	$438,096

(1) Commencement of Operations.

See notes to financial statements.

Intrepid Capital Fund

STATEMENT OF CHANGES IN NET ASSETS

January 3, 2005 ¹ through September 30, 2005
OPERATIONS:
Net investment income	$170,358
Net realized gain on investments	263,748
Net change in unrealized appreciation on investments	3,990
Net increase in assets resulting from operations	438,096

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(169,730)
Total distributions	(169,730)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,883,513
Proceeds from shares issued to holders
in reinvestment of dividends	169,670
Cost of shares redeemed(2)	(835,895)
Net increase in net assets from capital share transactions	26,217,288

TOTAL INCREASE IN NET ASSETS	26,485,654

NET ASSETS:
Beginning of period	100,000
End of period (including undistributed
net investment income of $628)	$26,585,654

(1) Commencement of Operations.
(2) Net of redemption fees of $368.

See notes to financial statements.

Intrepid Capital Fund

FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

January 3, 2005(1)
through
September 30, 2005
NET ASSET VALUE:
Beginning of period	$10.00
OPERATIONS:
Net investment income(2)	0.07
Net realized and unrealized loss on investment securities	(0.24)(3)
Total from operations	(0.17)
LESS DISTRIBUTIONS:
From net investment income	(0.07)
Total distributions	(0.07)
NET ASSET VALUE:
End of period	$9.76

Total return	-1.74%(4)

Net assets at end of period (000s omitted)	$26,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	3.08%(5)
After expense reimbursement	1.95%(5)

RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	0.35%(5)
After expense reimbursement	1.48%(5)

Portfolio turnover rate	25%(4)

(1) Commencement of Operations.
(2)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(3)	The amount shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4) Not annualized.
(5) Annualized.

See notes to financial statements.

Intrepid Capital Fund

NOTES TO FINANCIAL STATEMENTS
 September 30, 2005

1. ORGANIZATION

  Intrepid Capital Management Funds Trust (the “Trust”), was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized is the Intrepid Capital Fund (the “Fund”). The Fund commenced operations on January 3, 2005.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Valuation of Securities
  The Fund’s securities that are listed on national securities exchanges are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively “Nasdaq traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and Nasdaq traded securities for which there is no NOCP are valued at the most recent bid price. Other securities will be valued by an independent pricing service at the most recent bid price, if market quotations are readily available. Short-term investments are stated at amortized cost, which approximates fair value. The valuation of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity quality, general market conditions or an appropriate matrix utilizing similar factors. Any securities for which there are no readily available market quotations will be valued at a price determined in good faith by the Board of Trustees.

Use of Estimates
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Investment Income
  The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives

Intrepid Capital Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2005

 of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Net realized gains or losses are determined using the identified cost method.

Distribution to Shareholder Policy
  Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

Organization and Offering Costs
  Organization and offering costs consist of costs incurred to establish the Trust and enable it legally to do business. These expenses were paid by the Adviser. Prepaid initial registration expenses are deferred over the period of benefit not to exceed twelve months.

Federal Income Taxes
  The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISER
  The Trust has an Investment Advisory Agreement (the “Agreement”) with Intrepid Capital Management Inc. (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Fund’s average daily net assets in excess of $500 million.

  The Adviser has agreed to waive, through September 30, 2007, its management fee and/or reimburse the Fund’s other expenses, including organization expenses, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.95% of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. At September 30, 2005, $129,513 was available for potential recoupment.

4. DISTRIBUTION PLAN
  The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund may

Intrepid Capital Fund

NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2005

reimburse the Fund’s distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Fund.
  Quasar Distributors, LLC serves as the distributor to the Fund. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5. INVESTMENT TRANSACTIONS
  The aggregate purchases and sales of securities (excluding short-term securities) by the Fund for the period ended September 30, 2005 are as follows:

	Purchases	Sales
Non-U.S. Government	$25,651,396	$2,810,818
U.S. Government	—	—
	$25,651,396	$2,810,818

6.	CAPITAL SHARE TRANSACTIONS
		Period Ended
		September 30, 2005
	Shares sold	2,781,888
	Shares issued to holders in reinvestment of dividends	17,375
	Shares redeemed	(86,116)
	Net increase in shares	2,713,147
	Shares outstanding:
	Beginning of period	10,000
	End of period	2,723,147

7.	FEDERAL INCOME TAX INFORMATION
	The tax components of distributions paid during the fiscal period ended
September 30, 2005 are as follows:
	September 30, 2005
	Ordinary Income	Long-Term Capital Gains
Intrepid Capital Fund	$169,730	—
As of September 30, 2005, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes were as follows:

	Cost of investments	$26,477,164
	Unrealized appreciation	843,111
	Unrealized depreciation	(839,121)
	Net unrealized appreciation	$3,990
	Undistributed ordinary income	$264,376
	Undistributed long-term capital gain	—
	Distributable income	$268,366

Intrepid Capital Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders
and Board of Trustees of
Intrepid Capital Management Funds Trust

We have audited the accompanying statement of assets and liabilities of Intrepid Capital Fund (the portfolio constituting the Intrepid Capital Management Funds Trust) (the “Fund”), including the schedule of investments, as of September 30, 2005, and the related statements of operations, and changes in net assets and the financial highlights for the periods from January 3, 2005 (commencement of operations) through September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Intrepid Capital Fund as of September 30, 2005 and the results of its operations, the changes in its net assets, and the financial highlights for the periods from January 3, 2005 (commencement of operations) through September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
October 21, 2005

Intrepid Capital Fund

ADDITIONAL INFORMATION
September 30, 2005 (Unaudited)

1. Disclosure Regarding Fund Trustees and Officers
# of
		Term of		Portfolios
		Office and		in Fund	Other
	Position(s)	Length		Complex	Director/
	Held with	of Time	Principal Occupation	Overseen	Trustee
Name, Age and Address	the Trust	Served	During Past Five Years	by Trustee	Positions
Independent Trustees
John J. Broaddus, 55	Trustee	Indefinite	Vice President of	1	None
c/o Intrepid Capital		Term	Development, Sunnyside
Management Funds Trust		since	Communities (a retirement
3652 South Third Street,		November	community) (1999-present);
Suite 200		2004	Principal, Peak Consulting
Jacksonville Beach, FL 32250			(a management consulting
firm) (1998-1999); President
and Chief Executive Officer,
Casseo Ice & Cold Storage
(a national third party
logistics, warehousing, ice
manufacturing and food
distribution company)
(1990-1998).

Roy F. Clarke, 65	Trustee	Indefinite	Owns and operates a	1	None
c/o Intrepid Capital		Term	dentistry office (1974-
Management Funds Trust		since	present).
3652 South Third Street,		November
Suite 200		2004
Jacksonville Beach, FL 32250

Peter R. Osterman, 57	Trustee	Indefinite	Chief Executive Officer,	1	None
c/o Intrepid Capital		Term	W&O Supply, Inc. (a
Management Funds Trust		since	distribution company)
3652 South Third Street,		November	(2001-present); Owned
Suite 200		2004	L.K. Erectors, Inc. (a
Jacksonville Beach, FL 32250			construction company)
(2000-2001); Controller,
Encompass Management
Co. (1999-2000); Controller,
Media One (1998-1999).

Intrepid Capital Fund

ADDITIONAL INFORMATION (continued)
September 30, 2005 (Unaudited)

# of
		Term of		Portfolios
		Office and		in Fund	Other
	Position(s)	Length		Complex	Director/
	Held with	of Time	Principal Occupation	Overseen	Trustee
Name, Age and Address	the Trust	Served	During Past Five Years	by Trustee	Positions
Ed Vandergriff, 56	Trustee	Indefinite	President, Development	1	None
c/o Intrepid Capital		Term	Catalysts (a real estate
Management Funds Trust		since	finance and development
3652 South Third Street,		November	company) (2000-present);
Suite 200		2004	Executive Vice President
Jacksonville Beach, FL 32250			and Chief Financial Officer,
Haskell Company (a design
construction and development
company for commercial
structures) (1981-2000).

Interested Trustees
Mark F. Travis, 43	Trustee,	Indefinite	President, Intrepid Capital	1	None
c/o Intrepid Capital	President	Term	Management Inc. (1995-
Management Funds Trust	and	since	present); Chief Executive
3652 South Third Street,	Treasurer	November	Officer, Intrepid Capital
Suite 200		2004	Management Inc. (2003-
Jacksonville Beach, FL 32250			present).

Officers
Donald White, 44	Secretary	Indefinite	Chief Financial Officer,	N/A	N/A
c/o Intrepid Capital		Term	Intrepid Capital
Management Funds Trust		since	Management Inc. (2003-
3652 South Third Street,		November	present); Independent
Suite 200		2004	Business Consultant (2002-
Jacksonville Beach, FL 32250			2003); Vice President of
Finance & Operations,
MunicipalTrade.com
(2000-2002); Vice President
in Global Professional
Services, Computer
Associates (1999-2000).

The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 1.866.996.3863.

Intrepid Capital Fund

ADDITIONAL INFORMATION (continued)
September 30, 2005 (Unaudited)

2. Shareholder Notification of Federal Tax Status
  The Fund designates $169,730 (100%) of total distributions paid during the fiscal year ended September 30, 2005 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

  For the fiscal year ended September 30, 2005, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% (“qualified dividend income”), as provided for by Internal Revenue Code Section 1(h). The Fund intends to designate the maximum eligible amount of its distributions as qualified dividend income. The Fund has received qualified dividend income from its investments of $142,448. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

3. Availability of Quarterly Portfolio Holdings Schedules
  The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.866.966.3863. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

4. Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).

  The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.966.3863 and on the SEC’s website (http://www.sec.gov).

Investment Adviser
Intrepid Capital Management Inc.
3652 South Third Street, Suite 200 Jacksonville Beach, FL 32250

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street Milwaukee, WI 53202

Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street Cincinnati, OH 45202

Distributor
Quasar Distributors, LLC
615 East Michigan Street Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street Milwaukee, WI 53202

Shareholder/Investor Information
1.866.966.3863
www.intrepidcapitalfunds.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2005	FYE 09/30/2004
Audit Fees	$18,500	N/A
Audit-Related Fees	-	N/A
Tax Fees	$3,000	N/A
All Other Fees	-	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 09/30/2005	FYE 09/30/2004
Registrant	$3,000	N/A
Registrant’s Investment Adviser	-	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Intrepid Capital Management Funds Trust

By (Signature and Title) /s/ Mark F. Travis
Mark F. Travis, President

Date November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark F. Travis
Mark F. Travis, President

Date November 22, 2005

By (Signature and Title)* /s/ Mark F. Travis
Mark F. Travis, Treasurer

Date November 22, 2005

* Print the name and title of each signing officer under his or her signature.